UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1193

Fidelity Magellan Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Magellan® Fund

December 31, 2013

1.811314.109

MAG-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.3%
Automobiles - 0.3%
Tesla Motors, Inc. (a)(d)	354,600	$ 53,325
Diversified Consumer Services - 0.7%
H&R Block, Inc.	3,124,200	90,727
Service Corp. International	816,100	14,796
		105,523
Hotels, Restaurants & Leisure - 0.7%
Brinker International, Inc.	1,369,815	63,477
Dunkin' Brands Group, Inc.	664,698	32,038
Starbucks Corp.	241,400	18,923
		114,438
Household Durables - 0.3%
Leggett & Platt, Inc.	1,775,200	54,925
Internet & Catalog Retail - 2.7%
Amazon.com, Inc. (a)	562,504	224,321
Netflix, Inc. (a)	168,900	62,184
priceline.com, Inc. (a)	125,500	145,881
		432,386
Leisure Equipment & Products - 0.1%
Brunswick Corp.	330,400	15,218
Media - 2.1%
CBS Corp. Class B	1,641,300	104,616
Comcast Corp. Class A	4,202,900	218,404
Entravision Communication Corp. Class A	1,972,237	12,011
		335,031
Multiline Retail - 0.7%
Dollar General Corp. (a)	833,600	50,283
Dollar Tree, Inc. (a)	1,213,700	68,477
		118,760
Specialty Retail - 5.6%
Aarons, Inc. Class A	823,500	24,211
Best Buy Co., Inc.	3,193,900	127,373
Home Depot, Inc.	3,926,100	323,275
L Brands, Inc.	920,448	56,930
Ross Stores, Inc.	1,313,003	98,383
TJX Companies, Inc.	4,409,500	281,017
		911,189
Textiles, Apparel & Luxury Goods - 2.1%
Hanesbrands, Inc.	245,000	17,216
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Michael Kors Holdings Ltd. (a)	366,400	$ 29,748
Ralph Lauren Corp.	505,900	89,327
VF Corp.	1,805,320	112,544
Wolverine World Wide, Inc.	2,419,388	82,162
		330,997
TOTAL CONSUMER DISCRETIONARY		2,471,792
CONSUMER STAPLES - 9.2%
Beverages - 1.9%
Anheuser-Busch InBev SA NV	275,960	29,345
Beam, Inc.	631,500	42,980
The Coca-Cola Co.	5,812,402	240,110
		312,435
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	836,700	99,576
CVS Caremark Corp.	2,372,172	169,776
Kroger Co.	4,064,400	160,666
Sprouts Farmers Market LLC	406,400	15,618
Whole Foods Market, Inc.	964,926	55,802
		501,438
Food Products - 1.6%
Bunge Ltd.	484,200	39,758
Green Mountain Coffee Roasters, Inc.	1,044,400	78,936
Mead Johnson Nutrition Co. Class A	851,100	71,288
Mondelez International, Inc.	1,814,300	64,045
		254,027
Household Products - 2.5%
Colgate-Palmolive Co.	2,108,132	137,471
Procter & Gamble Co.	3,262,800	265,625
		403,096
Personal Products - 0.1%
Herbalife Ltd.	210,600	16,574
TOTAL CONSUMER STAPLES		1,487,570
ENERGY - 7.8%
Energy Equipment & Services - 1.0%
Ensco PLC Class A	935,100	53,469
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc.	832,800	$ 66,233
Oceaneering International, Inc.	516,400	40,734
		160,436
Oil, Gas & Consumable Fuels - 6.8%
Anadarko Petroleum Corp.	2,025,100	160,631
Cabot Oil & Gas Corp.	1,289,336	49,975
Canadian Natural Resources Ltd.	1,218,000	41,210
Chevron Corp.	173,400	21,659
Concho Resources, Inc. (a)	172,700	18,652
ConocoPhillips Co.	3,514,300	248,285
EOG Resources, Inc.	507,200	85,128
Exxon Mobil Corp.	1,025,524	103,783
Marathon Oil Corp.	1,808,000	63,822
Marathon Petroleum Corp.	645,400	59,203
Occidental Petroleum Corp.	393,100	37,384
Suncor Energy, Inc.	4,474,300	156,858
The Williams Companies, Inc.	1,344,500	51,857
		1,098,447
TOTAL ENERGY		1,258,883
FINANCIALS - 18.3%
Capital Markets - 2.8%
BlackRock, Inc. Class A	255,000	80,700
Charles Schwab Corp.	2,082,368	54,142
Goldman Sachs Group, Inc.	619,500	109,813
KKR & Co. LP	1,666,569	40,564
Morgan Stanley	2,819,168	88,409
TD Ameritrade Holding Corp.	559,476	17,142
The Blackstone Group LP	1,898,800	59,812
Virtus Investment Partners, Inc. (a)	22,900	4,581
		455,163
Commercial Banks - 3.0%
Comerica, Inc.	697,200	33,145
U.S. Bancorp	3,783,859	152,868
Wells Fargo & Co.	6,605,755	299,901
		485,914
Consumer Finance - 0.5%
Capital One Financial Corp.	955,600	73,209
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 8.8%
Bank of America Corp.	21,408,000	$ 333,323
Berkshire Hathaway, Inc. Class B (a)	3,059,066	362,683
Citigroup, Inc.	6,227,016	324,490
JPMorgan Chase & Co.	6,795,498	397,401
		1,417,897
Insurance - 1.6%
American International Group, Inc.	2,278,300	116,307
Genworth Financial, Inc. Class A (a)	1,682,800	26,134
MetLife, Inc.	2,201,721	118,717
		261,158
Real Estate Investment Trusts - 1.2%
American Tower Corp.	2,452,961	195,795
Real Estate Management & Development - 0.3%
Rialto Real Estate Fund LP (a)(e)(g)(h)	500,000	25,344
RREF CMBS AIV, LP (e)(h)(i)	500,000	16,528
RREF Midtown Colony REIT, Inc. (e)(h)(j)	500,000	1,450
		43,322
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	1,987,400	16,774
TOTAL FINANCIALS		2,949,232
HEALTH CARE - 13.8%
Biotechnology - 5.2%
Acorda Therapeutics, Inc. (a)	1,214,654	35,468
Aegerion Pharmaceuticals, Inc. (a)	228,200	16,193
Alexion Pharmaceuticals, Inc. (a)	806,560	107,321
Alkermes PLC (a)	599,700	24,384
Alnylam Pharmaceuticals, Inc. (a)	340,171	21,883
Amgen, Inc.	1,462,577	166,968
Amicus Therapeutics, Inc. (a)	562,204	1,321
Biogen Idec, Inc. (a)	558,904	156,353
Bluebird Bio, Inc.	208,773	4,380
Clinical Data, Inc. rights 4/4/18 (a)	988,714	0
Enzymotec Ltd.	391,150	10,565
Exelixis, Inc. (a)	1,225,184	7,510
Gilead Sciences, Inc. (a)	2,588,900	194,556
KaloBios Pharmaceuticals, Inc.	366,900	1,622
KaloBios Pharmaceuticals, Inc. (f)	762,146	3,369
Medivation, Inc. (a)	248,600	15,866
Neurocrine Biosciences, Inc. (a)	975,093	9,107
Pharmacyclics, Inc. (a)	129,200	13,667
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Regeneron Pharmaceuticals, Inc. (a)	154,700	$ 42,580
Threshold Pharmaceuticals, Inc. (a)	827,562	3,865
		836,978
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp. (a)	15,033,400	180,701
Edwards Lifesciences Corp. (a)	737,100	48,472
Intuitive Surgical, Inc. (a)	256,900	98,670
		327,843
Health Care Providers & Services - 1.0%
DaVita HealthCare Partners, Inc. (a)	578,700	36,672
McKesson Corp.	726,700	117,289
		153,961
Health Care Technology - 0.8%
athenahealth, Inc. (a)(d)	192,000	25,824
Cerner Corp. (a)	1,670,000	93,086
Veeva Systems, Inc. Class A	14,400	462
		119,372
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	770,700	85,255
Pharmaceuticals - 4.3%
AbbVie, Inc.	1,012,200	53,454
Actavis PLC (a)	1,136,440	190,922
Bristol-Myers Squibb Co.	1,224,700	65,093
Eli Lilly & Co.	283,879	14,478
Merck & Co., Inc.	4,529,600	226,706
Pfizer, Inc.	4,054,800	124,199
Salix Pharmaceuticals Ltd. (a)	278,100	25,012
		699,864
TOTAL HEALTH CARE		2,223,273
INDUSTRIALS - 9.6%
Aerospace & Defense - 0.2%
Esterline Technologies Corp. (a)	348,760	35,560
Airlines - 1.3%
Delta Air Lines, Inc.	4,495,500	123,491
Spirit Airlines, Inc. (a)	788,700	35,815
United Continental Holdings, Inc. (a)	1,116,200	42,226
		201,532
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.1%
EMCOR Group, Inc.	396,800	$ 16,840
Electrical Equipment - 0.6%
AMETEK, Inc.	659,778	34,751
EnerSys	461,800	32,368
Hubbell, Inc. Class B	281,700	30,677
		97,796
Industrial Conglomerates - 3.0%
Danaher Corp.	2,152,800	166,196
General Electric Co.	11,597,778	325,086
		491,282
Machinery - 2.5%
Caterpillar, Inc.	727,600	66,073
Cummins, Inc.	524,970	74,005
Illinois Tool Works, Inc.	1,415,400	119,007
Manitowoc Co., Inc.	3,663,700	85,437
Mueller Industries, Inc.	134,200	8,456
Valmont Industries, Inc.	280,800	41,873
		394,851
Professional Services - 1.0%
Manpower, Inc.	199,120	17,096
Nielsen Holdings B.V.	813,600	37,336
Towers Watson & Co.	583,204	74,423
Verisk Analytics, Inc. (a)	377,100	24,783
		153,638
Road & Rail - 0.7%
CSX Corp.	2,432,900	69,995
J.B. Hunt Transport Services, Inc.	627,099	48,475
		118,470
Trading Companies & Distributors - 0.2%
MRC Global, Inc. (a)	1,175,400	37,918
TOTAL INDUSTRIALS		1,547,887
INFORMATION TECHNOLOGY - 20.2%
Communications Equipment - 1.3%
Cisco Systems, Inc.	5,304,600	119,088
QUALCOMM, Inc.	1,168,900	86,791
		205,879
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 3.7%
Apple, Inc.	1,039,259	$ 583,139
EMC Corp.	623,200	15,673
		598,812
Internet Software & Services - 7.6%
Cornerstone OnDemand, Inc. (a)	313,500	16,722
CoStar Group, Inc. (a)	92,000	16,981
Facebook, Inc. Class A (a)	4,916,400	268,730
Google, Inc. Class A (a)	567,900	636,451
Marketo, Inc. (d)	356,867	13,229
Rackspace Hosting, Inc. (a)(d)	3,249,500	127,153
Rocket Fuel, Inc. (d)	12,000	738
Sohu.com, Inc. (a)(d)	233,600	17,036
Tencent Holdings Ltd.	277,300	17,687
Yahoo!, Inc. (a)	2,935,200	118,699
		1,233,426
IT Services - 3.6%
Cognizant Technology Solutions Corp. Class A (a)	1,929,559	194,847
Computer Sciences Corp.	444,100	24,816
Total System Services, Inc.	2,225,940	74,079
Visa, Inc. Class A	1,270,300	282,870
		576,612
Semiconductors & Semiconductor Equipment - 0.4%
Analog Devices, Inc.	943,400	48,047
Skyworks Solutions, Inc. (a)	905,800	25,870
		73,917
Software - 3.6%
DocuSign, Inc. (a)(h)	16,185	90
FireEye, Inc.	31	1
Guidewire Software, Inc. (a)	480,078	23,557
Microsoft Corp.	6,702,600	250,878
NetSuite, Inc. (a)	500,100	51,520
Oracle Corp.	1,254,300	47,990
Progress Software Corp. (a)	634,847	16,398
salesforce.com, Inc. (a)	1,592,281	87,878
SS&C Technologies Holdings, Inc. (a)	392,900	17,390
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Ultimate Software Group, Inc. (a)	155,100	$ 23,764
Workday, Inc. Class A (a)	685,000	56,965
		576,431
TOTAL INFORMATION TECHNOLOGY		3,265,077
MATERIALS - 4.3%
Chemicals - 3.5%
CF Industries Holdings, Inc.	404,900	94,358
LyondellBasell Industries NV Class A	943,719	75,762
Monsanto Co.	2,286,984	266,548
Potash Corp. of Saskatchewan, Inc.	465,100	15,333
Praxair, Inc.	917,632	119,320
		571,321
Construction Materials - 0.6%
Vulcan Materials Co.	1,489,200	88,488
Metals & Mining - 0.1%
Goldcorp, Inc.	905,401	19,638
Paper & Forest Products - 0.1%
Boise Cascade Co.	675,800	19,923
TOTAL MATERIALS		699,370
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
SBA Communications Corp. Class A (a)	637,463	57,270
SoftBank Corp.	190,400	16,708
		73,978
TOTAL COMMON STOCKS (Cost $11,847,383)		15,977,062
Convertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Roku, Inc. 8.00% (h)	12,145,838	11,000
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.2%
Computers & Peripherals - 0.0%
Pure Storage, Inc. Series E (h)	306,060	$ 2,121
Internet Software & Services - 0.1%
HubSpot, Inc. (a)(h)	2,670,845	15,000
Software - 0.1%
DocuSign, Inc. Series D (a)(h)	2,371,047	13,207
Mobileye NV Series F (h)	254,387	8,878
		22,085
TOTAL INFORMATION TECHNOLOGY		39,206
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $47,999)		50,206
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.11% (b)	205,642,794	205,643
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	76,390,418	76,390
TOTAL MONEY MARKET FUNDS (Cost $282,033)		282,033
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $12,177,415)		16,309,301
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(161,555)
NET ASSETS - 100%		$ 16,147,746
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,369,000 or 0.0% of net assets.

(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $93,618,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
DocuSign, Inc.	10/21/13	$ 90
DocuSign, Inc. Series D	6/29/12	$ 11,000
HubSpot, Inc.	10/25/12	$ 15,000
Mobileye NV Series F	8/15/13	$ 8,878
Pure Storage, Inc. Series E	8/22/13	$ 2,121
Rialto Real Estate Fund LP	2/24/11 - 8/17/12	$ 33,049
RREF CMBS AIV, LP	8/10/11 - 8/17/12	$ 15,528
RREF Midtown Colony REIT, Inc.	12/31/12	$ 1,423
Roku, Inc. 8.00%	5/7/13	$ 11,000
(i) Investment represents the Fund's ownership interest in a limited partnership, which is under common ownership and management with Rialto Real Estate Fund, LP.
(j) Investment represents the Fund's ownership interest in a real estate investement trust, which is under common ownership and management with Rialto Real Estate Fund, LP.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 104
Fidelity Securities Lending Cash Central Fund	701
Total	$ 805
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acorda Therapeutics, Inc.	$ 61,672	$ 10,283	$ 34,812	$ -	$ -
Brinker International, Inc.	147,919	7,517	112,310	1,303	-
Rialto Real Estate Fund LP	40,891	-	-	-	25,344
RREF CMBS AIV, LP	18,361	-	-	6,275	16,528
RREF Midtown Colony REIT, Inc.	1,397	-	-	-	1,450
Total	$ 270,240	$ 17,800	$ 147,122	$ 7,578	$ 43,322
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,482,792	$ 2,471,792	$ -	$ 11,000
Consumer Staples	1,487,570	1,458,225	29,345	-
Energy	1,258,883	1,258,883	-	-
Financials	2,949,232	2,905,910	-	43,322
Health Care	2,223,273	2,223,273	-	-
Industrials	1,547,887	1,547,887	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 3,304,283	$ 3,264,987	$ -	$ 39,296
Materials	699,370	699,370	-	-
Telecommunication Services	73,978	57,270	16,708	-
Money Market Funds	282,033	282,033	-	-
Total Investments in Securities:	$ 16,309,301	$ 16,169,630	$ 46,053	$ 93,618
Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $12,196,039,000. Net unrealized appreciation aggregated $4,113,262,000, of which $4,176,002,000 related to appreciated investment securities and $62,740,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 28, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 28, 2014